UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7388

Value Line Emerging Opportunities Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
---------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2005
                         ---------------

Date of reporting period: December 31, 2004
                          -----------------

Item 1: Schedule of Investments.

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
------------                                                       -------------

COMMON STOCKS (90.3%)

            ADVERTISING (0.4%)
     27,850 Harte-Hanks, Inc.                                      $    723,543
     14,900 R.H. Donnelley Corp.*                                       879,845
                                                                   ------------
                                                                      1,603,388
            AEROSPACE/DEFENSE (2.0%)
     18,700 Armor Holdings, Inc.*                                       879,274
     14,575 Engineered Support Systems, Inc.                            863,132
     23,200 Esterline Technologies Corp.*                               757,480
     29,400 Innovative Solutions & Support, Inc.*                       980,784
     19,150 Moog Inc. Class "A"*                                        868,452
     40,000 Orbital Sciences Corp.*                                     473,200
     12,400 Precision Castparts Corp.                                   814,432
     19,800 United Defense Industries, Inc.*                            935,550
     22,000 United Industrial Corporation                               852,280
                                                                   ------------
                                                                      7,424,584
            AIR TRANSPORT (0.5%)
     30,400 EGL, Inc.*                                                  908,656
     12,700 UTi Worldwide Inc.                                          863,854
                                                                   ------------
                                                                      1,772,510
            APPAREL (0.7%)
     14,500 Columbia Sportswear Co.*                                    864,345
     27,300 Jos. A. Bank Clothiers, Inc.*                               772,590
     17,800 Oxford Industries, Inc.                                     735,140
     13,000 Phillips-Van Heusen Corp.                                   351,000
                                                                   ------------
                                                                      2,723,075

            AUTO & TRUCK (0.2%)
     11,400 Oshkosh Truck Corp.                                         779,532

            AUTO PARTS (0.6%)
     16,600 Autoliv Inc.                                                801,780
     16,500 BorgWarner Inc.                                             893,805
      7,500 Lear Corp.                                                  457,575
                                                                   ------------
                                                                      2,153,160
            BANK (5.7%)
      9,300 Alabama National BanCorporation                             599,850
     28,400 BancorpSouth, Inc.                                          692,108
     16,500 Bank of Hawaii Corp.                                        837,210
     18,300 BankUnited Financial Corp. Class "A"*                       584,685
     21,000 Cathay General Bancorp                                      787,500
     16,200 Central Pacific Financial Corp.                             585,954
     10,000 City National Corp.                                         706,500
      4,000 Colonial BancGroup, Inc.                                     84,920
      7,300 Cullen/Frost Bankers, Inc.                                  354,780
     23,400 East West Bancorp, Inc.                                     981,864
     28,250 F.N.B. Corp.                                                575,170
      9,500 First Community Bancorp                                     405,650
      1,700 First Citizens BancShares, Inc. Class "A"                   252,025
     38,062 Fulton Financial Corp.                                      887,225
     22,500 Hanmi Financial Corporation                                 808,650
      3,068 International Bancshares Corp.                              120,818
      8,200 MAF Bancorp, Inc.                                           367,524
     17,350 MB Financial, Inc.                                          731,302
     14,100 NBT Bancorp, Inc.                                           362,652
     18,000 Pacific Capital Bancorp                                     611,820
     18,600 Popular, Inc.                                               536,238
     24,600 PrivateBankcorp, Inc.                                       792,858
     21,400 R & G Financial Corp. Class "B"                             832,032
     53,492 Republic Bancorp Inc.                                       817,358

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
------------                                                       -------------

     12,300 S & T Bancorp, Inc.                                         463,587
     16,300 South Financial Group, Inc. (The)                           530,239
     21,780 Texas Regional Bancshares, Inc. Class "A"                   711,770
     15,800 TrustCo Bank Corp. NY                                       217,882
     11,000 Trustmark Corp.                                             341,770
     20,200 UCBH Holdings, Inc.                                         925,564
     33,200 Umpqua Holdings Corp.                                       836,972
     28,666 Valley National Bancorp                                     792,615
      9,000 Washington Trust Bancorp, Inc.                              263,790
      1,393 Wells Fargo & Co.                                            86,575
     14,400 Westamerica Bancorporation                                  839,664
     11,600 Whitney Holding Corp.                                       521,884
     15,200 Wilshire Bancorp, Inc.*                                     251,408
                                                                   ------------
                                                                     21,100,413
            BANK-MIDWEST (1.2%)
     13,500 Associated Banc-Corp.                                       448,335
     20,800 Bank of the Ozarks, Inc.                                    707,824
      8,553 BOK Financial Corp.*                                        417,044
     12,375 Commerce Bancshares, Inc.                                   621,225
      5,937 First Financial Bankshares, Inc.                            266,037
     22,950 First Midwest Bancorp, Inc.                                 832,856
     12,175 Glacier Bancorp, Inc.                                       414,437
     11,000 Hancock Holding Co.                                         368,060
      5,000 IBERIABANK Corp.                                            331,800
                                                                   ------------
                                                                      4,407,618
            BEVERAGE-ALCOHOLIC (0.3%)
     31,750 Central European Distribution Corp.*                        937,895

            BEVERAGE-SOFT DRINK (0.1%)
      8,000 Hansen Natural Corporation *                                291,280

            BIOTECHNOLOGY (0.6%)
     18,000 Gen-Probe, Inc.*                                            813,780
     19,000 Medicines Company (The)*                                    547,200
     22,700 United Therapeutics Corp.*                                1,024,905
                                                                   ------------
                                                                      2,385,885
            BUILDING MATERIALS (1.2%)
      6,600 Drew Industries Incorporated *                              238,722
     10,700 Genlyte Group Inc. *                                        916,776
      8,100 Jacobs Engineering Group, Inc.*                             387,099
      7,000 NCI Building Systems, Inc.*                                 262,500
     25,800 Simpson Manufacturing Co., Inc.*                            900,420
     17,900 Trex Company, Inc.*                                         938,676
     25,800 Watsco, Inc.                                                908,676
                                                                   ------------
                                                                      4,552,869

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
------------                                                       -------------

            CANADIAN ENERGY (0.4%)
      9,300 EnCana Corp.                                                530,658
     23,100 NOVA Chemicals Corp.                                      1,092,630
                                                                   ------------
                                                                      1,623,288
            CEMENT (0.6%)
     18,900 Ceradyne, Inc.*                                           1,081,269
     16,800 Florida Rock Industries, Inc.                             1,000,104
                                                                   ------------
                                                                      2,081,373
            CHEMICAL-DIVERSIFIED (0.7%)
     22,800 Albemarle Corporation                                       882,588
     15,700 Brady Corp. Class "A"                                       982,349
     15,500 Cytec Industries Inc.                                       797,010
                                                                   ------------
                                                                      2,661,947
            CHEMICAL-SPECIALTY (0.8%)
     33,700 Airgas, Inc.                                                893,387
     12,400 Ecolab Inc.                                                 435,612
      8,000 Praxair, Inc.                                               353,200
     14,200 Symyx Technologies, Inc.*                                   427,136
     17,300 Valspar Corp.                                               865,173
                                                                   ------------
                                                                      2,974,508
            COAL (0.6%)
     24,400 Joy Global Inc.                                           1,059,692
     13,000 Peabody Energy Corp.                                      1,051,830
                                                                   ------------
                                                                      2,111,522
            COMPUTER & PERIPHERALS (0.9%)
     14,000 Ingram Micro Inc. *                                         291,200
     15,400 MICROS Systems, Inc.*                                     1,202,124
     12,100 ScanSource, Inc.*                                           752,136
     13,000 Synaptics Incorporated*                                     397,540
     12,375 Zebra Technologies Corp. Class "A"*                         696,465
                                                                   ------------
                                                                      3,339,465
            COMPUTER SOFTWARE & SERVICES (4.3%)
     32,600 Acxiom Corporation                                          857,380
     28,000 Aladdin Knowledge Systems Ltd.*                             693,000
     31,000 ANSYS, Inc.*                                                993,860
     21,200 Anteon International Corp.*                                 887,432
     36,000 Autodesk, Inc.                                            1,366,200
     14,600 CACI International, Inc. Class "A"*                         994,698
     27,600 Cognizant Technology Solutions Corp. Class "A"*           1,168,308
     20,500 Cognos Inc.*                                                903,230
     25,600 Digital River, Inc.*                                      1,065,216
     22,100 Equinix, Inc.*                                              944,554
     14,000 Euronet Worldwide, Inc. *                                   364,280
     15,000 Hyperion Solutions Corp.*                                   699,300
     26,500 Intergraph Corp.*                                           713,645
     18,000 MicroStrategy, Inc. Class "A"*                            1,084,500
     53,000 Navarre Corp.*                                              932,800
     14,800 SRA International, Inc. Class "A"*                          950,160
     16,950 SS&C Technologies, Inc.                                     350,018
     25,200 Symantec Corp.*                                             649,152
      7,600 Verint Systems Inc. *                                       276,108
                                                                   ------------
                                                                     15,893,841

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
------------                                                       -------------

            DIVERSIFIED COMPANY (2.0%)
     27,800 Acuity Brands, Inc.                                         884,040
     24,400 Ametek, Inc.                                                870,348
     23,000 Brink's Company (The)                                       908,960
     18,900 EnPro Industries, Inc.*                                     558,873
     13,000 ESCO Technologies, Inc.*                                    996,450
     34,100 Griffon Corp.*                                              920,700
     21,900 Matthews International Corp. Class "A"                      805,920
     21,400 Pentair, Inc.                                               932,184
     22,700 Taubman Centers, Inc.                                       679,865
                                                                   ------------
                                                                      7,557,340
            DRUG (1.8%)
     32,200 Able Laboratories, Inc.*                                    732,550
     13,000 Angiotech Pharmaceuticals, Inc.*                            239,850
     24,000 Bone Care International, Inc.*                              668,400
     20,200 Covance Inc.*                                               782,750
     54,000 Encysive Pharmaceuticals, Inc.*                             536,220
     33,525 Immucor, Inc.*                                              788,173
      9,600 Medicis Pharmaceutical Corp. Class "A"                      337,056
     25,000 MGI Pharma, Inc.*                                           700,250
     16,300 Pharmion Corporation*                                       688,023
     27,000 Salix Pharmaceuticals, Ltd.*                                474,930
     18,100 USANA Health Sciences, Inc.*                                619,020
                                                                   ------------
                                                                      6,567,222
            E-COMMERCE (0.8%)
     45,000 DiamondCluster International, Inc. Class "A"*               644,850
     35,000 Sapient Corporation *                                       276,850
     83,000 TIBCO Software, Inc.*                                     1,107,220
     17,600 Websense, Inc.*                                             892,672
                                                                   ------------
                                                                      2,921,592
            EDUCATIONAL SERVICES (0.4%)
     10,700 Bright Horizons Family Solutions, Inc.*                     692,932
      9,200 Education Management Corp.*                                 303,692
      3,700 Strayer Education, Inc.                                     406,223
                                                                   ------------
                                                                      1,402,847
            ELECTRICAL EQUIPMENT (1.7%)
     13,400 FLIR Systems, Inc.*                                         854,786
     28,600 Rayovac Corp.*                                              874,016
     17,500 Rockwell Automation, Inc.                                   867,125
     15,700 Rofin-Sinar Technologies Inc. *                             666,465
     26,000 Thomas & Betts Corporation *                                799,500
     27,100 Trimble Navigation Ltd.*                                    895,384
     39,900 WESCO International, Inc.*                                1,182,636
                                                                   ------------
                                                                      6,139,912

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
------------                                                       -------------

            ELECTRONICS (1.7%)
     14,000 Amphenol Corp. Class "A"*                                   514,360
      4,500 Cubic Corp.                                                 113,265
     15,900 Diodes, Inc.*                                               359,817
     10,400 Harman International Industries, Inc.                     1,320,800
     15,200 Harris Corp.                                                939,208
     25,000 Intermagnetics General Corp.*                               635,250
     38,000 Paxar Corp.*                                                842,460
     16,000 Plantronics, Inc.                                           663,520
     34,300 Sonic Solutions*                                            769,692
      8,000 TransAct Technologies Incorporated*                         170,880
                                                                   ------------
                                                                      6,329,252
            ENTERTAINMENT (0.1%)
     11,000 RC2 Corporation*                                            358,600

            ENTERTAINMENT TECHNOLOGY (0.7%)
     15,100 Avid Technology, Inc.*                                      932,425
      4,000 Electronics Boutique Holdings Corp.*                        171,760
     13,000 GameStop Corp. *                                            290,680
     15,400 Macrovision Corp.*                                          396,088
     41,000 Scientific Games Corp. Class "A"*                           977,440
                                                                   ------------
                                                                      2,768,393
            ENVIRONMENTAL (0.5%)
     12,100 CUNO, Inc.*                                                 718,740
     15,000 Republic Services, Inc.                                     503,100
     13,500 Stericycle, Inc.*                                           620,325
                                                                   ------------
                                                                      1,842,165
            FINANCIAL SERVICES (2.2%)
      4,000 Accredited Home Lenders Holdings Co. *                      198,720
     31,200 Cash America International, Inc.                            927,576
     15,900 Commerce Group, Inc.                                        970,536
     22,900 Financial Federal Corp.*                                    897,680
     26,250 First Cash Financial Services, Inc.*                        701,137
     15,100 Global Payments Inc.                                        883,954
      6,600 IndyMac Bancorp, Inc.                                       227,370
     15,800 Investors Financial Services Corp.                          789,684
      8,000 Leucadia National Corp.                                     555,840
     22,400 ProAssurance Corp.*                                         876,064
      7,600 Triad Guaranty Inc.*                                        459,648
     14,400 Wintrust Financial Corp.                                    820,224
                                                                   ------------
                                                                      8,308,433
            FOOD PROCESSING (1.4%)
     18,000 Bunge Limited                                             1,026,180
     11,850 Dean Foods Co.*                                             390,457
     30,000 Flowers Foods, Inc.                                         947,400
     18,000 McCormick & Co., Inc.                                       694,800
     21,900 Ralcorp Holdings, Inc.*                                     918,267
      7,400 Smucker (J.M.) Co.                                          348,318
     30,600 United Natural Foods, Inc.*                                 951,660
                                                                   ------------
                                                                      5,277,082
            FURNITURE/HOME FURNISHINGS (0.2%)
      9,700 HNI Corporation                                             417,585
     11,100 Tuesday Morning Corp.*                                      339,993
                                                                   ------------
                                                                        757,578

            HEALTHCARE INFORMATION SYSTEMS (0.1%)
      4,300 Molina Healthcare, Inc. *                                   199,434

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
------------                                                       -------------
            HOME APPLIANCE (0.2%)
     11,200 Toro Company (The)                                          911,120

            HOMEBUILDING (0.1%)
     12,000 WCI Communities, Inc.*                                      352,800

            HOTEL/GAMING (1.9%)
     27,000 Boyd Gaming Corp.                                         1,124,550
     13,800 Choice Hotels, Inc.                                         800,400
     16,300 Gaylord Entertainment Company *                             676,939
      9,600 International Game Technology                               330,048
     15,000 Kerzner International Limited *                             900,750
     21,500 Penn National Gaming, Inc.*                               1,301,825
     16,800 Station Casinos, Inc.                                       918,624
     28,800 WMS Industries, Inc.*                                       965,952
                                                                   ------------
                                                                      7,019,088
            HOUSEHOLD PRODUCTS (0.9%)
     27,400 Church & Dwight Co., Inc.                                   921,188
      9,600 Energizer Holdings, Inc.*                                   477,024
     12,200 Scotts Company (The) Class "A"*                             896,944
     27,200 Yankee Candle Company, Inc. (The)*                          902,496
                                                                   ------------
                                                                      3,197,652
            HUMAN RESOURCES (0.6%)
     18,400 Gevity HR, Inc.                                             378,304
     43,200 Korn/Ferry International*                                   896,400
     17,100 Resources Connection, Inc.*                                 928,701
                                                                   ------------
                                                                      2,203,405
            INDUSTRIAL SERVICES (2.0%)
     38,100 Aaron Rents, Inc.                                           952,500
      9,800 C.H. Robinson Worldwide, Inc.                               544,096
     34,500 Catalina Marketing Corp.                                  1,022,235
     21,100 Charles River Associates Incorporated*                      986,847
     14,700 Expeditors International of Washington, Inc.                821,436
     53,400 HealthExtras, Inc.*                                         870,420
     20,850 Iron Mountain, Inc.*                                        635,716
     35,300 Navigant Consulting, Inc.*                                  938,980
     25,400 Rollins, Inc.                                               668,528
      7,000 UNOVA, Inc.*                                                177,030
                                                                   ------------
                                                                      7,617,788
            INFORMATION SERVICES (1.0%)
     18,000 Alliance Data Systems Corp.*                                854,640
      8,300 Arbitron, Inc.*                                             325,194
     13,000 Corporate Executive Board Company (The)                     870,220
     16,400 CoStar Group, Inc.*                                         757,352
     16,700 FactSet Research Systems Inc.                               975,948
                                                                   ------------
                                                                      3,783,354
            INSURANCE-LIFE (0.3%)
     18,600 Delphi Financial Group, Inc. Class "A"                      858,390
      5,300 Torchmark Corp.                                             302,842
                                                                   ------------
                                                                      1,161,232

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
-----------                                                        -------------
            INSURANCE-PROPERTY/CASUALTY (2.1%)
      7,400 Arch Capital Group Ltd.*                                    286,380
     14,700 Berkley (W.R.) Corp.                                        693,399
      4,300 Everest Re Group, Ltd.                                      385,108
     18,661 Fidelity National Financial, Inc.                           852,248
     18,900 HCC Insurance Holdings, Inc.                                625,968
      5,700 Infinity Property & Casualty Corp.                          200,640
     10,500 IPC Holdings, Ltd.                                          456,855
     10,700 Mercury General Corp.                                       641,144
      7,200 Midland Co.                                                 225,144
     26,100 Odyssey Re Holdings Corp.                                   657,981
     13,000 Philadelphia Consolidated Holding Corp.*                    859,820
     18,300 RLI Corp.                                                   760,731
      3,900 State Auto Financial Corp.                                  100,815
     18,100 Zenith National Insurance Corp.                             902,104
                                                                   ------------
                                                                      7,648,337
            INTERNET (1.0%)
     16,000 F5 Networks, Inc. *                                         779,520
     13,000 InfoSpace, Inc.*                                            618,150
     23,500 j2 Global Communications, Inc.*                             810,750
     78,000 Opsware, Inc.*                                              572,520
     67,000 ValueClick, Inc.*                                           893,110
                                                                   ------------
                                                                      3,674,050
            MACHINERY (2.7%)
     17,700 Actuant Corp. Class "A"*                                    923,055
     31,500 Applied Industrial Technologies, Inc.                       863,100
     16,800 Briggs & Stratton Corp.                                     698,544
     12,300 Curtiss-Wright Corp.                                        706,143
     14,000 Donaldson Co., Inc.                                         456,120
      7,000 Gardner Denver, Inc. *                                      254,030
     22,850 Graco Inc.                                                  853,447
     22,800 IDEX Corp.                                                  923,400
     10,300 Middleby Corporation (The)                                  522,416
     21,100 Mine Safety Appliances Co.                                1,069,770
     24,900 MSC Industrial Direct Co, Inc. Class "A"                    895,902
     13,600 Roper Industries, Inc.                                      826,472
     28,600 Watts Water Technologies, Inc. Class "A"                    922,064
                                                                   ------------
                                                                      9,914,463
            MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.4%)
     24,400 Thor Industries, Inc.                                       904,020
     17,400 Winnebago Industries, Inc.                                  679,644
                                                                   ------------
                                                                      1,583,664
            MARITIME (0.4%)
     21,000 General Maritime Corp.*                                     838,950
      9,500 Kirby Corporation *                                         421,610
      9,000 Tsakos Energy Navigation Ltd.                               322,110
                                                                   ------------
                                                                      1,582,670

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
-----------                                                        -------------
            MEDICAL SERVICES (4.0%)
     24,600 Amedisys, Inc.*                                             796,794
     25,800 American Healthways, Inc.*                                  852,432
     21,600 American Medical Systems Holdings, Inc.*                    903,096
     37,200 Centene Corp.*                                            1,054,620
     10,800 Coventry Health Care, Inc.*                                 573,264
     19,050 DaVita Inc.*                                                753,047
     26,800 Gentiva Health Services Inc.*                               448,096
     10,000 I-Flow Corporation *                                        182,300
     19,700 LabOne, Inc.*                                               631,188
     19,500 LCA-Vision, Inc.                                            456,105
      2,600 Magellan Health Services, Inc.*                              88,816
     23,200 Nabi Biopharmaceuticals*                                    339,880
     15,000 NeighborCare, Inc.*                                         460,800
     30,000 Psychiatric Solutions, Inc.*                              1,096,800
     20,100 Renal Care Group, Inc.*                                     723,399
     21,900 SFBC International, Inc.*                                   865,050
     17,000 Sierra Health Services, Inc.*                               936,870
     60,000 TLC Vision Corp.*                                           625,800
     21,000 United Surgical Partners International, Inc.*               875,700
      5,740 UnitedHealth Group Inc.                                     505,292
     30,000 Ventiv Health, Inc.                                         609,600
     13,400 WellChoice, Inc.*                                           715,560
      3,947 Wellpoint, Inc. *                                           453,905
                                                                   ------------
                                                                     14,948,414
            MEDICAL SUPPLIES (4.5%)
     25,600 Advanced Medical Optics, Inc.*                            1,053,184
     11,550 Advanced Neuromodulation Systems, Inc.*                     455,763
     28,400 ArthroCare Corp.*                                           910,504
     12,600 Bard (C.R.), Inc.                                           806,148
      6,700 Cantel Medical Corp.*                                       250,714
     10,368 Charles River Laboratories International, Inc. *            477,032
     29,400 Connetics Corp.*                                            714,126
     11,900 Cooper Companies, Inc.                                      840,021
     10,000 Cytyc Corporation *                                         275,700
     15,200 Dade Behring Holdings, Inc.*                                851,200
      5,500 DENTSPLY International, Inc.                                309,100
      1,700 Edwards Lifesciences Corporation *                           70,142
     12,300 Fisher Scientific International, Inc.*                      767,274
     13,650 Inamed Corp.*                                               863,362
     19,400 Integra LifeSciences Holdings Corp.*                        716,442
     27,400 Intuitive Surgical, Inc.*                                 1,096,548
     15,300 Kensey Nash Corp.*                                          528,309
     10,000 Kinetic Concepts, Inc. *                                    763,000
     20,500 Mentor Corp.                                                691,670
     10,000 Palomar Medical Technologies, Inc.*                         260,700
     23,600 PolyMedica Corp.                                            880,044
      9,400 Respironics, Inc.*                                          510,984
     25,400 Sybron Dental Specialties, Inc.*                            898,652
     11,200 Varian Medical Systems, Inc.*                               484,288
     14,300 Ventana Medical Systems, Inc.*                              915,057
     16,800 Wright Medical Group, Inc.*                                 478,800
                                                                   ------------
                                                                     16,868,764
            METAL FABRICATING (0.1%)
      5,200 Chicago Bridge & Iron Co., N.V.                             208,000

            METALS & MINING DIVERSIFIED (0.2%)
     39,000 Allegheny Technologies Incorporated                         845,130

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
-----------                                                        -------------
            NATURAL GAS-DISTRIBUTION (0.9%)
     26,200 AGL Resources Inc.                                          870,888
     16,500 South Jersey Industries, Inc.                               867,240
     37,000 Southern Union Company *                                    887,260
     19,850 UGI Corp.                                                   812,064
                                                                   ------------
                                                                      3,437,452
            NATURAL GAS-DIVERSIFIED (1.4%)
     15,200 Energen Corp.                                               896,040
     13,700 Equitable Resources, Inc.                                   831,042
      5,000 KCS Energy, Inc.*                                            73,900
     23,500 Patina Oil & Gas Corp.                                      881,250
     10,900 Penn Virginia Corporation                                   442,213
     25,000 Southwestern Energy Co.*                                  1,267,250
     20,832 XTO Energy, Inc.                                            737,036
                                                                   ------------
                                                                      5,128,731
            NEWSPAPER (0.2%)
     14,700 Lee Enterprises, Inc.                                       677,376
      2,400 McClatchy Co. (The) Class "A"                               172,344
                                                                   ------------
                                                                        849,720
            OFFICE EQUIPMENT & SUPPLIES (0.3%)
     17,500 Ennis Business Forms, Inc.                                  336,875
     13,000 Global Imaging Systems, Inc.*                               513,500
     12,000 Staples, Inc.                                               404,520
                                                                   ------------
                                                                      1,254,895
            OILFIELD SERVICES/EQUIPMENT (1.3%)
     22,200 Cal Dive International, Inc.*                               904,650
      9,200 CARBO Ceramics Inc.                                         634,800
     23,400 FMC Technologies, Inc.*                                     753,480
     19,200 Hydril Company*                                             873,792
     40,000 Oil States International, Inc.*                             771,600
     18,800 Teekay Shipping Corp.                                       791,668
                                                                   ------------
                                                                      4,729,990
            PACKAGING & CONTAINER (1.2%)
     16,100 AptarGroup, Inc.                                            849,758
     18,600 Ball Corp.                                                  818,028
     16,600 CLARCOR Inc.                                                909,182
     21,900 Jarden Corp.*                                               951,336
     16,100 Silgan Holdings Inc.                                        981,456
                                                                   ------------
                                                                      4,509,760
            PETROLEUM-INTERGRATED (1.0%)
     33,200 Denbury Resources Inc.*                                     911,340
     33,600 Frontier Oil Corporation                                    895,776
     14,300 Giant Industries, Inc. *                                    379,093
     10,000 Holly Corp.                                                 278,700
      7,000 Murphy Oil Corp.                                            563,150
     17,000 Premcor Inc.*                                               716,890
                                                                   ------------
                                                                      3,744,949
            PETROLEUM-PRODUCING (2.0%)
     24,100 Berry Petroleum Company Class "A"                         1,149,570
     46,000 Chesapeake Energy Corporation                               759,000
     23,600 Cimarex Energy Co. *                                        894,440
     31,000 Comstock Resources, Inc.*                                   683,550
      6,000 Encore Acquisition Co.*                                     209,460
     21,000 Harvest Natural Resources, Inc.*                            362,670
      8,000 Pogo Producing Co.                                          387,920
     48,800 Range Resources Corp.                                       998,448
     17,500 Suncor Energy, Inc.                                         619,500
     21,300 Ultra Petroleum Corp.*                                    1,025,169
      9,000 Whiting Petroleum Corporation *                             272,250
                                                                   ------------
                                                                      7,361,977

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
-----------                                                        -------------
            PHARMACY SERVICES (0.1%)
     12,577 Caremark Rx, Inc.*                                          495,911

            POWER INDUSTRY (0.1%)
     15,000 Headwaters Incorporated*                                    427,500

            PRECISION INSTRUMENT (0.7%)
     14,900 Dionex Corp.*                                               844,383
     17,700 Kronos Inc.*                                                905,001
     20,900 MTS Systems Corporation                                     706,629
     31,000 RAE Systems Inc. *                                          226,300
                                                                   ------------
                                                                      2,682,313
            PUBLISHING (0.7%)
     19,300 Banta Corp.                                                 863,868
     15,200 Meredith Corp.                                              823,840
     23,800 Wiley (John) & Sons, Inc. Class "A"                         829,192
                                                                   ------------
                                                                      2,516,900
            R.E.I.T. (2.0%)
     24,900 American Home Mortgage Investment Corp.                     852,825
      7,500 CBL & Associates Properties, Inc.                           572,625
     22,800 Corrections Corp. of America*                               922,260
      3,400 Developers Diversified Realty Corp.                         150,858
      4,000 Equity Lifestyle Properties, Inc.                           143,000
      3,200 Getty Realty Corp.                                           91,936
     13,000 iStar Financial, Inc.                                       588,380
     13,300 New Century Financial Corporation                           850,003
     18,200 Newcastle Investment Corp.                                  578,396
     11,600 Pan Pacific Retail Properties, Inc.                         727,320
     11,000 Pennsylvania Real Estate Investment Trust                   470,800
     12,500 ProLogis Trust                                              541,625
      4,500 Redwood Trust, Inc.                                         279,405
      3,400 Regency Centers Corp.                                       188,360
      8,000 Weingarten Realty Investors                                 320,800
                                                                   ------------
                                                                      7,278,593
            RAILROAD (0.3%)
      2,600 Florida East Coast Industries, Inc.                         117,260
     30,600 Genesee & Wyoming Inc. Class "A"*                           860,778
                                                                   ------------
                                                                        978,038
            RECREATION (0.9%)
     15,200 Brunswick Corp.                                             752,400
     14,000 Polaris Industries Inc.                                     952,280
     27,450 SCP Pool Corp.*                                             875,655
     19,800 Shuffle Master, Inc.*                                       932,580
                                                                   ------------
                                                                      3,512,915
            RESTAURANT (1.9%)
     33,325 Applebee's International, Inc.                              881,446
     12,000 CEC Entertainment, Inc.*                                    479,640
     20,400 Cheesecake Factory Incorporated (The)*                      662,388
     26,000 CKE Restaurants, Inc.*                                      377,260
     22,400 Jack in the Box Inc.*                                       825,888
     16,400 P.F. Chang's China Bistro, Inc.*                            924,140
     28,100 RARE Hospitality International, Inc.*                       895,266
     22,300 Red Robin Gourmet Burgers, Inc.*                          1,192,381
     31,125 Sonic Corp.*                                                949,313
                                                                   ------------
                                                                      7,187,722
            RETAIL AUTOMOTIVE (0.3%)
      5,000 Advance Auto Parts, Inc.*                                   218,400
     19,300 CSK Auto Corp.*                                             323,082
     14,000 O'Reilly Automotive, Inc.*                                  630,700
                                                                   ------------
                                                                      1,172,182

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
-----------                                                        -------------
            RETAIL BUILDING SUPPLY (0.3%)
      4,700 Fastenal Co.                                                289,332
     26,100 Hughes Supply, Inc.                                         844,335
                                                                   ------------
                                                                      1,133,667
            RETAIL-SPECIAL LINES (4.2%)
     22,500 Aeropostale, Inc.*                                          662,175
     19,000 American Eagle Outfitters, Inc.                             894,900
     30,200 bebe stores, inc.                                           814,796
     26,075 Brookstone, Inc.*                                           509,766
     13,500 The Cato Corporation                                        389,070
     16,700 Chico's FAS, Inc.*                                          760,351
     30,400 Claire's Stores, Inc.                                       646,000
     18,000 Coach, Inc.*                                              1,015,200
     33,800 Coldwater Creek Inc.*                                     1,043,406
     21,800 Dick's Sporting Goods, Inc.*                                766,270
     31,400 Finish Line, Inc. Class "A"*                                574,620
     27,250 Fossil, Inc.*                                               698,690
     17,800 Guitar Center, Inc.*                                        937,882
     14,275 Hibbett Sporting Goods, Inc.*                               379,858
     16,000 Michaels Stores, Inc.                                       479,520
     22,300 Petco Animal Supplies, Inc.*                                880,404
     15,000 PETsMART, Inc.                                              532,950
     31,000 Quiksilver, Inc.*                                           923,490
     11,600 Ross Stores, Inc.                                           334,892
      9,000 TJX Companies, Inc. (The)                                   226,170
     26,800 Urban Outfitters, Inc.*                                   1,189,920
      8,600 Williams-Sonoma, Inc.*                                      301,344
     28,200 Zale Corp.*                                                 842,334
                                                                   ------------
                                                                     15,804,008
            SECURITIES BROKERAGE (0.1%)
      5,000 Bear Stearns Companies, Inc. (The)                          511,550

            SEMICONDUCTOR (0.6%)
     24,000 Cree, Inc.*                                                 961,920
     21,000 Silicon Image, Inc.*                                        345,660
     22,400 Tessera Technologies, Inc. *                                833,504
                                                                   ------------
                                                                      2,141,084
            SHOE (1.2%)
     25,000 Deckers Outdoor Corp.*                                    1,174,750
     26,300 Genesco, Inc.*                                              818,982
     26,600 K-Swiss Inc.                                                774,592
     13,200 Timberland Company (The) Class "A"*                         827,244
     27,300 Wolverine World Wide, Inc.                                  857,766
                                                                   ------------
                                                                      4,453,334
            STEEL-GENERAL (0.6%)
      9,600 Cleveland-Cliffs Inc.*                                      997,056
      7,000 Commercial Metals Co.                                       353,920
     10,000 Schnitzer Steel Industries, Inc.                            339,300
     19,000 Steel Dynamics, Inc.                                        719,720
                                                                   ------------
                                                                      2,409,996
            TELECOMMUNICATION SERVICES (0.9%)
     28,000 Dycom Industries, Inc.*                                     854,560
     19,400 NII Holdings, Inc. Class "B"*                               920,530
     26,000 Western Wireless Corp. Class "A"*                           761,800
     52,000 Witness Systems, Inc.*                                      907,920
                                                                   ------------
                                                                      3,444,810

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
-----------                                                        -------------
            TELECOMMUNICATIONS EQUIPMENT (1.0%)
     67,000 Airspan Networks, Inc.*                                     363,810
     21,400 Applied Signal Technology, Inc.                             754,350
     55,000 AudioCodes Ltd. *                                           913,550
     28,700 Comtech Telecommunications Corp.*                         1,079,407
     37,000 Tekelec*                                                    756,280
                                                                   ------------
                                                                      3,867,397
            THRIFT (3.4%)
     21,300 Anchor BanCorp Wisconsin Inc.                               620,895
     44,700 BankAtlantic Bancorp, Inc. Class "A"                        889,530
     45,200 Brookline Bancorp, Inc.                                     737,664
     34,000 Commercial Capital Bancorp, Inc.                            788,120
      7,400 Fidelity Bankshares, Inc.                                   316,424
     15,950 First BanCorp                                             1,012,985
     16,600 First Republic Bank                                         879,800
     15,800 FirstFed Financial Corp.*                                   819,546
     14,500 Harbor Florida Bancshares, Inc.                             501,845
     14,800 Hudson City Bancorp, Inc.                                   544,936
     20,341 Oriental Financial Group, Inc.                              575,859
     16,200 PFF Bancorp, Inc.                                           750,546
     29,761 Sovereign Bancorp, Inc.                                     671,111
     17,144 Sterling Financial Corp.*                                   673,073
     31,700 Washington Federal, Inc.                                    841,318
     16,590 Waypoint Financial Corp.                                    470,327
     19,100 Westcorp                                                    877,263
      9,900 WSFS Financial Corp.                                        597,168
                                                                   ------------
                                                                     12,568,410
            TIRE & RUBBER (0.2%)
     11,000 Carlisle Companies, Inc.                                    714,120

            TOBACCO (0.1%)
     11,000 Universal Corp.                                             526,240

            TOILETRIES/COSMETICS (0.6%)
     24,000 Chattem, Inc.*                                              794,400
     16,800 Helen of Troy Ltd.*                                         564,648
      2,000 Nu Skin Enterprises, Inc. Class "A"                          50,760
     19,800 Regis Corp.                                                 913,770
                                                                   ------------
                                                                      2,323,578
            TRUCKING/TRANSPORTATION LEASING (2.5%)
     20,300 Arkansas Best Corp.                                         911,267
     18,600 Forward Air Corp.*                                          831,420
     42,000 Heartland Express, Inc.                                     943,740
     21,000 Hunt (J.B.) Transport Services, Inc.                        941,850
     35,350 Knight Transportation, Inc.*                                876,680
     14,700 Landstar System, Inc.*                                    1,082,508
     25,800 Old Dominion Freight Line, Inc.*                            897,840
     23,400 Overnite Corp.                                              871,416
     37,750 Werner Enterprises, Inc.                                    854,660
     17,000 Yellow Corp.*                                               947,070
                                                                   ------------
                                                                      9,158,451
            WATER UTILITY (0.2%)
     36,200 Aqua America, Inc.                                          890,158

            WIRELESS NETWORKING (1.1%)
     93,000 Alamosa Holdings, Inc.*                                   1,159,710
     57,000 Alvarion Ltd.*                                              756,960
     14,000 Novatel Wireless, Inc.*                                     271,320
     16,900 SpectraSite, Inc.*                                          978,510
    115,000 UbiquiTel Inc.*                                             818,800
                                                                   ------------
                                                                      3,985,300

            Value Line Emerging Opportunities Fund, Inc.
            Schedule of Investments
            December 31, 2004 (Unaudited)

   Shares                                                             Value
-----------                                                        -------------
            OTHER (0.2% )
     13,100 A.S.V., Inc.*                                               627,490
      4,000 Sigmatel, Inc. *                                            142,120
                                                                   ------------
                                                                        769,610
            TOTAL COMMON STOCKS AND
              TOTAL INVESTMENT SECURITIES (90.3%)
                                                                   ------------
              (Cost $243,608,092)                                   336,739,195
                                                                   ------------

 Principal
  Amount                                                              Value
-----------                                                        -------------

REPURCHASE AGREEMENTS (9.1%)
(Including accrued interest)
$13,000,000 Collateralized by $12,642,000 U.S. Treasury Bonds
              6.75%, due  8/15/25, with a value of $15,934,846
              (with UBS Warburg LLC, 1.55%, dated 9/30/04,
              due 10/1/04, delivery value $15,600,672)             $ 13,000,506
  6,000,000 Collateralized by $12,642,000 U.S. Treasury Bonds
              6.75%, due 8/15/25, with a value of $15,934,846
              (with UBS Warburg LLC, 1.55%, dated 9/30/04,
              due 10/1/04, delivery value $15,600,672)                6,000,242
 15,000,000 Collateralized by $14,045,000 U.S. Treasury Notes
              4.25%, due 11/15/13, with a value of $14,459,766
              (with Morgan Stanley, 1.59%, dated 9/30/04,
              due 10/1/04, delivery value $14,200,627)               15,000,625


TOTAL REPURCHASE AGREEMENTS
                                                                   ------------
  (Cost $34,001,373)                                                 34,001,373
                                                                   ------------

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)                 2,126,672
                                                                   ------------

                                                                   ------------
NET ASSETS (100.0%)                                                $372,867,240
                                                                   ------------

NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER OUTSTANDING SHARE
  $372,867,240  (divided by) 14,169,259 shares outstanding)        $      26.32
                                                                   ------------

* Non-income producing

(ADR) American Depositary Receipts

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    March 1, 2005
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -----------------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ David T. Henigson
         -----------------------------------------------------------------------
         David T. Henigson, Vice President, Treasurer,
         Principal Financial Officer

Date:    March 1, 2005
         -----------------------